T. ROWE PRICE Retirement 2045 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.7%
T. Rowe Price Funds:
New Income Fund  177,096 16,956 4,617 24,152,200 195,874
U.S. Treasury Long-Term Index
Fund  120,421 2,886 3,267 16,589,005 128,067
International Bond Fund (USD
Hedged)  54,022 7,576 1,321 7,200,940 61,208
Limited Duration Inflation Focused
Bond Fund  37,405 2,425 964 8,356,641 39,694
Dynamic Global Bond Fund  36,464 1,215 1,007 4,713,161 36,292
Total Bond Mutual Funds (Cost $510,685) 461,135
EQUITY MUTUAL FUNDS 96.3%
T. Rowe Price Funds:
Value Fund  2,591,114 47,566 45,824 54,903,739 2,723,225
Growth Stock Fund  2,458,834 26,895 120,544 23,325,497 2,465,272
U.S. Large-Cap Core Fund  1,716,441 12,756 28,730 40,865,446 1,780,507
Equity Index 500 Fund  1,697,213 13,001 29,615 11,954,470 1,779,303
Overseas Stock Fund  1,291,265 14,439 23,112 95,728,444 1,334,455
International Value Equity Fund  1,255,756 15,111 23,530 69,982,718 1,300,279
International Stock Fund  1,100,104 31,038 23,532 55,565,338 1,178,541
Real Assets Fund  1,040,569 40,528 21,008 71,972,727 1,101,183
Mid-Cap Growth Fund  606,133 18,345 11,319 5,827,565 639,517
Mid-Cap Value Fund  578,498 7,155 11,823 16,671,368 601,003
Emerging Markets Discovery Stock
Fund  462,804 3,328 9,142 32,827,475 472,387
Small-Cap Stock Fund  364,612 3,912 8,365 6,020,621 382,309
Emerging Markets Stock Fund  349,585 14,844 6,804 10,596,080 371,075
Small-Cap Value Fund  343,023 2,484 6,226 6,359,447 365,223
New Horizons Fund (2) 245,334 3,049 6,636 4,376,454 256,329
Total Equity Mutual Funds (Cost $12,176,767) 16,750,608
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,968 107,250 107,398 18,331 1,835
Total Other Mutual Funds (Cost $1,813) 1,835
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  0.9%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 177,818 150,982 164,479 164,320,718 164,321

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 21,000,000 20,915
Total Short-Term Investments (Cost $185,230) 185,236
Total Investments in Securities 100.0%
(Cost $12,874,495) $ 17,398,814
Other Assets Less Liabilities (0.0)% (8,426)
Net Assets 100.0% $ 17,390,388
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 402 Russell 2000 E-Mini Index contracts 9/24 (44,684) $ (3,571)
Long, 28 S&P 500 E-Mini Index contracts 9/24 7,925 31
Net payments (receipts) of variation margin to date 3,358
Variation margin receivable (payable) on open futures contracts $ (182)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 5 $ (380) $ 530
Emerging Markets Discovery Stock Fund  1,114 15,397 —
Emerging Markets Stock Fund  529 13,450 —
Equity Index 500 Fund  19,443 98,704 5,906
Growth Stock Fund  64,661 100,087 —
International Bond Fund (USD Hedged)  59 931 552
International Stock Fund  1,100 70,931 —
International Value Equity Fund  4,924 52,942 —
Limited Duration Inflation Focused Bond Fund  3 828 67
Mid-Cap Growth Fund  2,981 26,358 —
Mid-Cap Value Fund  2,118 27,173 —
New Horizons Fund  (673) 14,582 —
New Income Fund  (70) 6,439 2,377
Overseas Stock Fund  6,268 51,863 —
Real Assets Fund  1,218 41,094 —
Small-Cap Stock Fund  3,172 22,150 —
Small-Cap Value Fund  1,507 25,942 —
Transition Fund  (398) 15 —
U.S. Large-Cap Core Fund  10,974 80,040 —
U.S. Treasury Long-Term Index Fund  (234) 8,027 1,251
Value Fund  14,179 130,369 —
U.S. Treasury Money Fund, 5.36% — — 2,057
Totals $ 132,880# $ 786,942 $ 12,740+
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $12,740 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2045 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 461,135 $ — $ — $ 461,135
Equity Mutual Funds 16,750,608 — — 16,750,608
Other Mutual Funds 1,835 — — 1,835
Short-Term Investments 164,321 20,915 — 185,236
Total Securities 17,377,899 20,915 — 17,398,814
Futures Contracts* 31 — — 31
Total $ 17,377,930 $ 20,915 $ — $ 17,398,845
Liabilities
Futures Contracts* $ 3,571 $ — $ — $ 3,571
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2045 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F159-054Q1 08/24